Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 255,400	$ 251,300	$ 251,500	$ 251,600	$ 245,600	$ 252,100	$ 252,400	$ 245,800	$ 1,009,793	$ 995,930	$ 984,497
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									815,800	820,700	840,300
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									45,000	33,800	32,700
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									44,100	37,500	22,200
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									14,200	13,500	11,700
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									14,200	10,100	8,900
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									13,100	12,700	8,500
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									10,700	14,300	12,200
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									7,100	7,900	4,600
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 45,600	$ 45,400	$ 43,400